Law Offices of
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet www.paulhastings.com
October 18, 2006
VIA EDGAR CORRESPONDENCE FILING
Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Re:	Kayne Anderson MLP Investment Company Proxy Statement File No. 811-21593
Sir or Madam:
On behalf of Kayne Anderson MLP Investment Company (the “Company”), this correspondence shall serve as the Company’s response to the comments of Mr. John M. Ganley of the Commission’s staff received in a telephone conference on October 13, 2006 regarding the preliminary proxy statement filed with the Securities and Exchange Commission on October 4, 2006 (the “Proxy Statement”). For your convenience, we have summarized Mr. Ganley’s comments.
1.	Comment: Please simplify the fee comparison table by eliminating the data for all quarterly periods and the initial twelve months of the Company’s operations. Please provide only the average rate over the period from October 1, 2005 through September 30, 2006.

Response: The requested change has been made.

2.	Comment: Please clarify that the Amended and Restated Investment Management Agreement will be effective as of the date it is approved by stockholders, irrespective of whether that date is after December 1, 2006.

Response: The requested change has been made. If the shareholder meeting is postponed or adjourned until after December 1, 2006 and the Amended and Restated Investment Management Agreement is approved on a date other than December 1, 2006, the management fee rate applied from December 1, 2006 until the date of that approval would be the rate under the current Investment Management Agreement.

Securities and Exchange Commission
October 18, 2006

3.	Comment: Please add a heading to the table on page 5.

Response: The requested change has been made. The heading “Examples of Effect of Performance on the Management Fee” has been added above the table on page 5.

4.	Comment: Please delete the sentence on page 5 disclosing the amount of fees paid by the Company since its inception and comparing that amount to the fees the Company would have paid under the Amended and Restated Investment Management Agreement.

Response: The requested change has been made.

5.	Comment: Please specify on page 9 the amount of fees paid to KA Associates, Inc. by the Company for the fiscal year ended November 30, 2005 and for the current fiscal year-to-date.

Response: The requested disclosure has been added.

6.	Comment: In the discussion of the Directors’ deliberations with respect to approval of the Amended and Restated Investment Management Agreement, please clarify against what comparison group of funds the Board concluded the Company’s performance was “above average.”

Response: The requested clarification has been made.

7.	Comment: At the end of the discussion of the Directors’ deliberations with respect to approval of the Amended and Restated Investment Management Agreement, please specify the amount by which the proposed fee under the Amended and Restated Investment Management Agreement exceeds the average fee paid by the peer group funds.

Response: The requested change has been made.
* * * * * * * * * *
The Fund acknowledges the following: (1) the Company is responsible for the adequacy and accuracy of the disclosure in the filing; (2) staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the filing; and (3) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Securities and Exchange Commission
October 18, 2006

Please direct any inquiries regarding this letter to the undersigned at (415) 856-7007.

Very truly yours,
/s/ David A. Hearth
David A. Hearth
of PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:	Mr. Kevin S. McCarthy (Kayne Anderson) David J. Shladovsky, Esq. (Kayne Anderson)